Additional Financial Information of Parent Company - Schedule I Condensed Statements of Operations and Comprehensive Income (Details)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Statements of Operations and Comprehensive Income
Revenues	¥ 359,054,139	$ 56,343,430	¥ 388,171,743	¥ 785,947,212
Cost of revenues	(156,114,484)	(24,497,769)	(205,634,704)	(481,746,067)
Selling expenses	(90,062,565)	(14,132,782)	(84,903,304)	(206,777,405)
General and administrative expenses	(119,449,923)	(18,744,300)	(153,650,898)	(265,527,496)
Loss before taxes and gain from equity in affiliates	(288,403,498)	(45,256,802)	(34,215,163)	(114,501,212)
Loss from equity in subsidiaries and VIEs	(3,888,959)	(610,263)	(1,612,759)	(5,015,063)
Net loss	(294,637,791)	(46,235,099)	(36,624,446)	(172,460,914)
Other comprehensive loss	(4,707,094)	(738,646)	(16,091,629)	(3,245,903)
Parent Company
Condensed Statements of Operations and Comprehensive Income
Revenues			2,058,504	2,051,459
Cost of revenues	(261,642)	(41,057)
Selling expenses	(166,959)	(26,200)	(243,758)	(7,225,289)
General and administrative expenses	(8,232,681)	(1,291,887)	(15,979,061)	(14,615,621)
Other income (loss)	1,286,845	201,934	1,321,148	(2,938,226)
Loss before taxes and gain from equity in affiliates	(7,374,437)	(1,157,210)	(12,843,167)	(22,727,677)
Loss from equity in subsidiaries and VIEs	(260,487,285)	(40,876,139)	(18,524,481)	(141,958,398)
Net loss	(267,861,722)	(42,033,349)	(31,367,648)	(164,686,075)
Other comprehensive loss	(4,761,513)	(747,186)	(16,212,483)	(3,272,053)
Comprehensive loss attributable to ordinary shareholders	¥ (272,623,235)	$ (42,780,535)	¥ (47,580,131)	¥ (167,958,128)